Debt (Senior Notes) (Narrative) (Details) (USD $)					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 2016 Senior Notes (1.800% coupon)	Dec. 31, 2012 U.S. Term Loans	Dec. 31, 2013 Senior Notes 2016 Senior Notes (1.350% coupon)	Nov. 13, 2013 Senior Notes 2016 Senior Notes (1.350% coupon)		Dec. 31, 2012 Senior Notes 2016 Senior Notes (1.350% coupon)		Dec. 31, 2013 Senior Notes 2019 Senior Notes (2.550% coupon)	Nov. 13, 2013 Senior Notes 2019 Senior Notes (2.550% coupon)		Dec. 31, 2012 Senior Notes 2019 Senior Notes (2.550% coupon)		Dec. 31, 2013 Senior Notes 2023 Senior Notes (4.200% coupon)	Nov. 13, 2013 Senior Notes 2023 Senior Notes (4.200% coupon)		Dec. 31, 2012 Senior Notes 2023 Senior Notes (4.200% coupon)		Dec. 31, 2013 Senior Notes 2043 Senior Notes (5.400% coupon)	Nov. 13, 2013 Senior Notes 2043 Senior Notes (5.400% coupon)	Jun. 18, 2013 Senior Notes 2043 Senior Notes (5.400% coupon)		Dec. 31, 2012 Senior Notes 2043 Senior Notes (5.400% coupon)		Dec. 31, 2013 Senior Notes Senior Notes issued in November 2013	Dec. 31, 2013 Senior Notes 2016 Senior Notes (1.800% coupon)	Jun. 18, 2013 Senior Notes 2016 Senior Notes (1.800% coupon)		Dec. 31, 2012 Senior Notes 2016 Senior Notes (1.800% coupon)		Dec. 31, 2013 Senior Notes 2018 Senior Notes (2.600% coupon)	Jun. 18, 2013 Senior Notes 2018 Senior Notes (2.600% coupon)		Dec. 31, 2012 Senior Notes 2018 Senior Notes (2.600% coupon)		Dec. 31, 2013 Senior Notes 2017 Senior Notes (7.625% coupon)	Dec. 31, 2012 Senior Notes 2017 Senior Notes (7.625% coupon)		May 12, 2010 Senior Notes 2017 Senior Notes (7.625% coupon)		Dec. 31, 2013 Senior Notes Redemption premium 2017 Senior Notes (7.625% coupon)	Jun. 30, 2013 Loans payable U.S. Term Loans	Mar. 31, 2013 Loans payable U.S. Term Loans	Dec. 31, 2013 Loans payable U.S. Term Loans	Dec. 31, 2012 Loans payable U.S. Term Loans	Nov. 14, 2011 Loans payable U.S. Term Loans
Debt Instrument [Line Items]
Long-term debt, gross	$ 6,334,095,000					$ 500,000,000					$ 500,000,000					$ 500,000,000					$ 500,000,000							$ 500,000,000					$ 650,000,000
Debt instrument, interest rate, stated percentage						1.35%	[1]				2.55%	[2]				4.20%	[3]					5.40%	[3]					1.80%	[2]				2.60%	[4]						7.625%	[5]
Equivalent percentage of redeemed amount					100.00%					100.00%					100.00%					100.00%							100.00%					100.00%					100.00%
Long-term debt	7,586,461,000	5,431,948,000		1,156,250,000	499,713,000 [1]			0	[1]	498,789,000 [2]			0	[2]	498,074,000 [3]			0	[3]	496,914,000 [3]				0	[3]	1,990,000,000	499,241,000 [2]			0	[2]	648,774,000 [4]			0	[4]	0 [5]	550,000,000	[5]						0	1,156,250,000	1,250,000,000
Unamortized discount																										6,500,000	300,000
Repayments of debt																																											1,130,000,000	23,400,000
Debt instrument, interest rate at period end			1.41%
Fair value adjustment																											(400,000)
Total redemption amount																																					608,800,000
Redemption premium																																					$ 63,900,000					$ 58,800,000

[1]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest.
[2]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest.
[3]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.
[4]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest.
[5]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.